Financial Instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments - Fair values and risk management
30	Financial Instruments – Fair values and risk management
The effect of initially applying IFRS 9 on the Group’s financial instruments is described in note 5. Due to the transition method chosen, comparative information has not been restated to reflect the new requirements.
A. Accounting classification
The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2019 and 2018.

Financial assets	31/12/19	31/12/18
Financial assets measured at amortised cost
Other non-current receivables	4,519	4,533
Trade receivables	29,187	40,967
Other current receivables	7,723	9,507
Cash and cash equivalents	39,799	62,131

Total (a)	81,228	117,138

Financial assets measured at fair value
Forward exchange contracts	145	218

Total (b)	145	218

Total financial assets (a+b)	81,373	117,356

Financial assets measured at amortised cost include trade receivables, other receivables
(non-current
and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

Financial liabilities	31/12/19	31/12/18
Financial liabilities measured at amortised cost
Long-term borrowings	18,412	20,943
Lease liabilities	57,367	—
Bank overdrafts and short-term borrowings	24,170	35,148
Trade payables	68,476	77,901
Other payables	22,049	26,914

Total (a)	190,474	160,906

Financial liabilities measured at fair value
Forward exchange contracts	772	320

Total (b)	772	320

Total financial liabilities (a+b)	191,246	161,226

Financial liabilities measured at amortised cost include long-term borrowings
(non-current
and current portion), lease liabilities
(non-current
and current portion), bank overdrafts and short-term borrowings, trade payables and other payables. Financial liabilities measured at fair value reflect the negative change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected future cash flows from trade receivables and sale orders.
For the details on “Long-term borrowings”, “Lease liabilities” and “Bank overdrafts and short-term borrowings” reference should be made to note 19, 20 and 26.
B. Fair value and measurement of fair values
Management has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables, bank overdrafts and short-term borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.
The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2019 and 2018, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/19		31/12/18
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	145	145	218	218

Financial liabilities
Floating-rate borrowings	9,232	9,322	13,943	13,943
Fixed rate borrowings	9,180	10,256	7,000	7,000

Total long-term borrowings	18,412	19,578	20,943	20,943

Forward exchange contracts	772	772	320	320
As at December 31, 2019 and 2018, the fair value measurement hierarchy of the forward exchange contracts and long-term borrowings is “significant observable inputs” (level 2).
There were no transfers between level 1 (quoted prices in active markets) and level 2 during 2019 and 2018. There were no level 3 (significant unobservable inputs) fair values estimated as at December 31, 2019 and 2018.
The following methods and assumptions are used to estimate the fair values.
Forward exchange contracts are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include forward pricing using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate curves and forward rate curves of the underlying commodity.
The fair values of the Group’s interest-bearing borrowings are determined using the discounted cash flow method. The discount rate used reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance
risk as at December 31, 2019 and 2018 is determined to be insignificant.
C. Financial risk management
The main financial risks which the Group is exposed to are reported in the following.
The Group’s principal financial assets, other than derivatives, include cash and cash equivalents, trade and other receivables that derive directly from operations. The Group’s principal financial liabilities, other than derivatives, comprise of long-term borrowings, lease liabilities, bank overdrafts and short-term borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group also enters into derivative transactions, namely forward exchange contracts, to protect the value of its foreign currency denominated revenue, not for speculative or trading purposes.
(i) Risk management framework
The Group is exposed to credit risk, liquidity risk and market risk. The management of these risks is performed on the basis of guidelines set by the Group’s senior management. The main purpose of these guidelines is to balance the Group’s liabilities and assets, in order to ensure an adequate capital viability. The main financial sources of the Group are represented by a mix of equity and financial liabilities, including long-term borrowings used to finance investments, bank overdrafts, short-term borrowings and a non-recourse
factoring agreement used to finance the Group’s working capital.

(ii) Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers.
The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this note.
Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2019, 2018 and 2017 are related mainly to trade receivables.
(ii-a)
Trade receivables
The Group’s customers are mainly represented by distributors, retailers and end consumers. Customer credit risk is managed on the basis of the Group’s established policies, procedures and controls relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment. Sales to the end consumers are required to be settled in cash or using major credit cards, mitigating credit risk.
Outstanding customer receivables are regularly monitored to prevent losses. The Company insures the collections risk related to a significant portion of trade receivables (about 80%), with a third party insurer and, in case of insolvency, the insurance company has to refund 85% of uncollected outstanding balances.
For receivables subject to collective valuation an impairment analysis is performed at each reporting date, starting from year-end
2018, using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by customer type and rating, and coverage by credit insurance). The calculation reflects the probability-weighted outcome based on reasonable and supportable information available at the reporting date about past events, current conditions and forecasts of future economic conditions.
For individual receivables which are known to be uncollectible an impairment analysis is performed at each reporting date to measure expected credit losses. The provision is estimated by the Group based on the financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganisation and default or late payments.
The Group evaluates the concentration of risk with respect to trade receivables as low, as its customers are located in several jurisdictions and operate in largely independent markets (see note 15).
In addition, in July 2015 the Company signed a
non-recourse
factoring agreement with a major Italian financial institution. Under this agreement, the Company sells certain customer performing receivables to a financial institution in exchange for cash, for a maximum amount of 47,500. Such agreement is set to expire in July 2020 and the Company expects to renew it.
Given the considerations above, the credit risk is full for
non-insured
trade receivables, in the limit of 15% for insured receivables and nil for receivables included in the non-recourse
factoring agreement.
Therefore, the allowance for doubtful accounts is estimated by the Group based on the insurance in place, the credit worthiness of its customers, historical trends, as well as current and future general economic conditions.

As at December 31, 2019 and 2018 the ageing of trade receivables is as follows:

	31/12/19	31/12/18
Current (not past due)	15,179	24,251
From 1 to 29 days past due	8,570	8,614
From 30 to 60 days past due	1,298	1,409
From 61 to 90 days past due	2,531	1,274
More than 90 days past due	10,308	15,046

Gross trade receivables	37,886	50,594
Allowance for doubtful accounts	(8,699)	(9,627)

Net trade receivables	29,187	40,967

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2019, 2018 and January 1, 2018, further to the adoption of IFRS 9.
December 31, 2019

	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total
Trade receivables subject to collective valuation	4,936	387	—	309	5,632
Trade receivables subject to specific valuation					32,524

Total gross carrying amount					37,886
Default rate	0.13%	1.42%	3.83%	27.07%	—
Expected credit loss	6	5	—	84	95
December 31, 2018

	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total
Trade receivables subject to collective valuation	9,288	1,323	88	669	11,368
Trade receivables subject to specific valuation					39,226

Total gross carrying amount					50,594
Default rate	0.10%	0.99%	2.90%	5.80%	—
Expected credit loss	9	13	3	39	64
January 1, 2018

	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total
Trade receivables subject to collective valuation	11,661	651	254	173	12,739
Trade receivables subject to specific valuation					35,585

Total gross carrying amount					48,324
Default rate	0.11%	1.04%	2.99%	5.33%	—
Expected credit loss	13	7	8	9	37
(ii-b)
Other receivables
As at December 31, 2019 and 2018 other receivables current and non-current
amount to 12,242 and 14,040, respectively. Such receivables are considered to have a low credit risk and the impairment loss has been measured on a
12-months
expected credit losses basis. Management considers its other receivables to have a low credit risk as they have a low risk of default and their counterparties are able to meet their contractual cash flow obligations in the short-term. As at December 31, 2019 and 2018 the identified impairment loss of other receivables is immaterial.

(ii-c)
Cash and cash equivalents
As at December 31, 2019 and 2018 the Group has cash and cash equivalents of 39,799 and 62,131, respectively. The cash and cash equivalents are held with financial institutions, which have external credit risk ratings that are equivalent to the understood definition of “investment grade”. Impairment of cash and cash equivalents has been measured on a 12-months expected credit losses basis and reflects the short-term nature of the exposures. The Group considers its cash and cash equivalents to have a low credit risk based on the external credit ratings of the financial institutions. As at December 31, 2019 and 2018 the identified impairment loss of cash and cash equivalents is immaterial.
(ii-d)
Derivative financial instruments
Domestic currency swaps (see note 29) are entered into with financial institutions that have outstanding external credit ratings (“investment grade”). As at December 31, 2019 and 2018 the identified impairment loss of the favourable domestic currency swaps is immaterial.
(iii) Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows on financial liabilities over the next 60 days. The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.
Therefore, the Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, short-term borrowings, long-term borrowings and a non-recourse
factoring agreement of export-related trade receivables.
The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2019 and 2018.
The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2019

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	512	4,222	6,568	5,389	3,525	20,216
Lease liabilities	3,341	10,587	9,972	26,568	17,760	68,228
Bank overdrafts and short-term borrowings	24,170	—	—	—	—	24,170
Trade and other payables	22,049	68,476	—	—	—	90,525
Losses on derivative financial instruments	772	—	—	—	—	772

Total financial liabilities	50,844	83,285	16,540	31,957	21,285	203,911

December 31, 2018

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	899	10,019	3,416	6,158	1,358	21,850
Bank overdrafts and short-term borrowings	35,148	—	—	—	—	35,148
Trade and other payables	26,914	77,901	—	—	—	104,815
Losses on derivative financial instruments	320	—	—	—	—	320

Total financial liabilities	63,281	87,920	3,416	6,158	1,358	162,133

As disclosed in note 19, the Group has secured bank loans that contain covenants. A future breach of covenants may require the Group to repay the loan earlier than indicated in the above table. Under the agreement, the covenants are monitored on a regular basis by the treasury department and regularly reported to management to ensure compliance with the agreement.

The interest payments on variable interest rate loans in the tables above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change.
Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.
In addition, the following is to be considered: (a) as at December 31, 2019, the Group has unused credit lines of 24,251 (see note 26); (b) the Company can use the credit facilities of its subsidiaries adhering to the cash pooling contract in place; from time to time, the Company evaluates the adequacy of such credit facilities, requesting additional facilities as needed; (c) the Group holds cash at foreign subsidiaries, that can be withdrawn by the Company subject to the approval of a dividend distribution; some of these dividends are subject to withholding taxes; (d) the Company can apply for long-term borrowings to sustain long-term investments; (e) there are no significant liquidity risk concentrations, both on financial assets and on financial liabilities.
(iv) Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (e.g., interest rates, foreign exchange rates). Market risk, mainly, depends on the trend of the demand for furniture and other finished products, the trend in raw materials and the fluctuation of interest rates and foreign currencies.
The market demand risk is managed by way of a constant monitoring of markets, performed by the commercial division of the Group, and a product diversification in the different brands.
In order to manage the raw materials risk, the Group constantly monitors procurement policies and attempts to diversify suppliers while respecting the quality standards expected by the market.
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term borrowings obligations with floating interest rates. The Group manages its interest rate risk by having a portfolio of fixed and variable rate borrowings. As at December 31, 2019, approximately 49.9% of the Group’s borrowings were at a fixed rate of interest (2018: 33.4%). No derivative financial instruments were entered into by the Group to manage the cash flow risk on floating interest-rate borrowings.
The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/ decrease in basis points	Effect on profit before tax
December 31, 2019	+45	(51)
December 31, 2019	-45	51
December 31, 2018	+45	(71)
December 31, 2018	-45	71
December 31, 2017	+45	(90)
December 31, 2017	-45	78
Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the Group’s net investments in foreign subsidiaries. In particular, the Group purchases a significant portion of raw materials in U.S. Dollars, and sells a significant amount of finished products in Euro. As a consequence, the Group is exposed to a foreign currency risk, which is managed by forward exchange contracts.
When a derivative is entered into for the purpose of being a hedge, the Group negotiates the terms of the derivative to match the terms of the hedged exposure. For hedges of forecast transactions, the derivative covers the period of exposure from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable that is denominated in the foreign currency.
The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2019	+5%	3,155
December 31, 2019	-5%	(3,486)
December 31, 2018	+5%	2,776
December 31, 2018	-5%	(3,183)
December 31, 2017	+5%	3,023
December 31, 2017	-5%	(3,449)
As at December 31, 2019 and 2018 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/19	31/12/18
Trade receivables	19,807	26,490
Cash and cash equivalents	36,031	49,413

Total financial assets	55,838	75,903

Financial liabilities	31/12/19	31/12/18
Lease liabilities	38,844	—
Bank overdraft and short-term borrowings	253	254
Trade payables	26,065	29,155

Total financial liabilities	65,162	29,409

As at December 31, 2019 and 2018, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:
December 31, 2019

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
Chinese Yuan	20,592	12,071	8,521
U.S. dollars	15,524	26,995	(11,471)
British pounds	5,984	12,482	(6,498)
Brazilian Reais	5,975	2,012	3,963
Canadian dollars	3,758	124	3,634
Mexican pesos	984	910	74
Romanian Leu	528	6,673	(6,145)
Other	2,493	3,895	(1,402)

Total	55,838	65,162	(9,324)

December 31, 2018

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
Chinese Yuan	27,101	9,726	17,375
U.S. dollars	19,661	8,841	10,820
British pounds	8,696	2,482	6,214
Brazilian Reais	6,211	2,250	3,961
Canadian dollars	3,696	236	3,460
Mexican pesos	3,344	43	3,301
Romanian Leu	886	4,976	(4,090)
Other	6,308	855	5,453

Total	75,903	29,409	46,494

(v) Changes in liabilities arising from financing activities
The following tables show the changes in financial liabilities arising from financing activities for the three years ended December 31, 2019, 2018 and 2017.

December 31, 2019

	Jan. 1, 2019	Cash flows	Changes in fair value	Other changes	Dec. 31, 2019
Long-term borrowings	20,943	(1,365)	—	(1,166)	18,412
Lease liabilities	56,758	(11,960)	—	12,569	57,367
Bank overdrafts and short-term borrowings	35,148	(10,978)	—	—	24,170
Losses on derivative financial instruments	320	—	452	—	772

Total liabilities from financing activities	113,169	(24,303)	452	11,403	100,721

December 31, 2018

	Jan. 1, 2018	Cash flows	Changes in fair value	Dec. 31, 2018
Long-term borrowings	25,717	(4,774)	—	20,943
Bank overdrafts and short-term borrowings	25,967	9,181	—	35,148
Losses on derivative financial instruments	267	—	53	320

Total liabilities from financing activities	51,951	4,407	53	56,411

December 31, 2017

	Jan. 1, 2017	Cash flows	Changes in fair value	Dec. 31, 2017
Long-term borrowings	17,961	7,756	—	25,717
Bank overdrafts and short-term borrowings	24,427	1,540	—	25,967
Losses on derivative financial instruments	1,293	—	(1,026)	267

Total liabilities from financing activities	43,681	9,296	(1,026)	51,951